UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number  811-5870
                                    811-10171

Name of Fund:  Merrill Lynch Senior Floating Rate Fund, Inc.
               Master Senior Floating Rate Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch Senior Floating Rate Fund, Inc. and Master Senior Floating Rate Trust, 800 Scudders Mill Road, Plainsboro,
       NJ, 08536.  Mailing address:  P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/2006

Date of reporting period: 03/01/06 - 05/31/06

Item 1 - Schedule of Investments


Merrill Lynch Senior Floating Rate Fund, Inc.


Schedule of Investments as of May 31, 2006

                                   Beneficial
                                     Interest   Mutual Funds                                                            Value
                            $     608,940,923   Master Senior Floating Rate Trust                                 $   616,020,576

                                                Total Mutual Funds (Cost - $647,987,428) - 100.2%                     616,020,576

Total Investments (Cost - $647,987,428) - 100.2%                                                                      616,020,576
Liabilities in Excess of Other Assets - (0.2%)                                                                          (997,358)
                                                                                                                  ---------------
Net Assets - 100.0%                                                                                               $   615,023,218
                                                                                                                  ===============


Master Senior Floating Rate Trust


Schedule of Investments as of May 31, 2006
                                         Face
Industry                               Amount   Senior Secured Floating Rate Loan Interests*                            Value
Aerospace & Defense - 2.0%      $   3,587,416   K&F Industries, Inc. Term Loan, 7.28% due 11/18/2012              $     3,622,171
                                    1,868,446   K&F Industries, Inc. Term Loan, 7.34% due 11/18/2013                    1,886,547
                                    4,250,509   Standard Aero Holdings Term Loan, 6.96% - 7.25% due 8/24/2012           4,250,509
                                    6,225,882   Vought Aircraft Industries, Inc. Term Loan, 7.60%
                                                due 12/22/2011                                                          6,303,706
                                    1,200,000   Vought Aircraft Industries, Inc. Tranche B Line of Credit
                                                Deposit, 7.329% due 12/22/2010                                          1,212,750
                                    2,000,000   Vought Aircraft Revolving Credit, 7.50% - 9.50% due 12/22/2010          1,930,000
                                                                                                                  ---------------
                                                                                                                       19,205,683

Airlines - 0.5%                     1,250,000   Delta Air Lines Term Loan B, 10.023% due 3/27/2008                      1,269,755
                                    3,281,250   United Air Lines Term Loan B, 8.625% due 2/01/2012                      3,331,289
                                                                                                                  ---------------
                                                                                                                        4,601,044

Automotive - 1.8%                   4,672,366   Metaldyne Corp. Term Loan D, 9.50% due 12/31/2009                       4,766,542
                                      670,000   Metaldyne Term Loan D, 9.50% due 12/31/2009                               680,469
                                    4,196,875   TRW Automotive, Inc. Tranche B Term Loan, 6.25%
                                                due 6/30/2012                                                           4,207,951
                                    3,456,250   TRW Automotive, Inc. Tranche E Term Loan, 6.75%
                                                due 11/02/2010                                                          3,462,730
                                    2,721,197   Tenneco Automotive, Inc. Term Loan B, 7.052% - 7.19%
                                                due 12/12/2010                                                          2,744,668
                                    1,186,440   Tenneco Automotive, Inc. Tranche B-1 Credit Linked Deposit,
                                                7.052% due 12/12/2010                                                   1,196,673
                                                                                                                  ---------------
                                                                                                                       17,059,033

Broadcasting - 3.6%                 3,617,661   Emmis Operating Co. Term Loan B, 6.83% - 8.25% due 11/10/2011           3,632,073
                                    4,975,000   Entravision Communications Term Loan B, 6.49% due 3/29/2013             4,996,248
                                    1,530,769   NextMedia Group, Inc. Delay Draw Term Loan, 7.059%
                                                due 11/15/2012                                                          1,540,337
                                    3,444,231   NextMedia Group, Inc. First Lien Term Loan, 7.09%
                                                due 11/15/2012                                                          3,465,757
                                    3,250,000   NextMedia Group, Inc. Second Lien Term Loan, 9.58%
                                                due 11/15/2013                                                          3,323,125
                                   11,750,000   Paxson Communications Corp. First Lien Term Loan, 8.318%
                                                due 11/15/2012                                                         12,058,438
                                    4,987,019   Raycom Media, Inc. Term Loan B, 6.50% due 7/24/2013                     4,999,487
                                                                                                                  ---------------
                                                                                                                       34,015,465

Cable - International - 2.1%       20,000,000   Charter Communications, Inc. Term Loan B, 7.755%
                                                due 4/28/2013                                                          20,116,920

Cable - U.S. - 11.8%               30,000,000   Adelphia Communications Corp. Term Loan B, 10%
                                                due 6/30/2009                                                          29,237,490
                                    5,000,000   Cebridge Connections Term Loan B, 2.25% due 11/01/2013                  4,979,910
                                    9,310,344   Cebridge Connections Term Loan B, 7.319% due 11/05/2013                 9,272,935
                                    6,333,333   DIRECTV Holdings, Inc. Tranche B Term Loan, 6.581%
                                                due 4/13/2013                                                           6,368,958
                                    9,975,000   Hilton Head Communications UCA Term Loan B, 9.25%
                                                due 3/31/2008                                                           9,661,206
                                   11,265,997   Insight Midwest Holdings LLC Term Loan C, 7% due 12/31/2009            11,335,125
                                    1,120,242   Intelsat Ltd. Term Loan, 6.75% due 7/28/2011                            1,127,010
                                    5,304,688   Mediacom Broadband Group Tranche A Term Loan,
                                                5.98% - 6.02% due 3/31/2010                                             5,267,746
                                   15,000,000   Olympus Cable Holdings LLC Term Loan B, 10%
                                                due 9/30/2010                                                          14,641,065
                                   16,745,000   PanAmSat Corp. Tranche B Term Loan, 6.90% due 8/20/2011                16,885,072
                                    1,970,000   Persona Cable Term Loan B, 7.96% due 3/31/2011                          1,984,775
                                      669,712   Persona Communications Term Loan C, 7.979% due 7/30/2011                  674,734
                                                                                                                  ---------------
                                                                                                                      111,436,026

Chemicals - 9.0%                    9,627,250   CII Carbon Term Loan B, 7.125% due 8/23/2012                            9,741,574
                                    7,182,700   Cedar Chemical Corp. Term Loan B, 8.90% due 10/31/2003 (e)(j)             395,049
                                    4,008,464   Celanese Holdings LLC Term Loan B, 6.979% due 4/06/2011                 4,032,014
                                   10,000,000   Cognis Deutschland Second Lien Term Loan B, 10.029%
                                                due 11/15/2013                                                         10,195,830
                                    2,000,000   Columbian Chemicals Co. Term Loan B, 6.688% due 3/16/2013               2,006,250
                                   16,831,678   Huntsman ICI Holdings Term Loan B, 6.831% due 8/16/2012                16,859,298
                                    2,477,742   Invista Canada Term Loan, 6.75% due 4/29/2011                           2,496,325
                                    5,564,502   Invista SARL, 6.75% due 4/29/2011                                       5,587,689
                                    1,473,750   Lyondell-Citgo Refining Term Loan, 6.979% due 5/21/2007                 1,477,434
                                    1,980,000   Mosaic Co. Tranche B Term Loan, 6.188% - 6.813% due 2/21/2012           1,989,282
                                    5,112,869   Nalco Co. Tranche B Term Loan, 6.48% - 6.82% due 11/04/2010             5,137,794
                                    1,995,000   Polymer Group, Inc. Term Loan B, 7.215% due 11/22/2012                  2,024,925
                                    3,960,000   Rockwood Specialties Group, Inc. Tranche D Term Loan, 7.126%
                                                due 12/10/2012                                                          3,992,484
                                    9,000,000   Wellman, Inc. First Lien Term Loan, 9.149% due 2/10/2009                9,097,029
                                   10,000,000   Wellman, Inc. Second Lien Term Loan, 11.899% due 2/10/2010             10,229,690
                                                                                                                  ---------------
                                                                                                                       85,262,667

Construction - 0.3%                 3,000,000   Mattamy Group Term Loan B, 7.477% due 4/11/2013                         3,037,500

Consumer - Non-Durables - 1.0%      2,061,492   American Achievement Corp. Term Loan B, 7.552% - 9.50%
                                                due 3/22/2011                                                           2,071,800
                                    2,268,000   Camelbak Products LLC First Lien Term Loan, 8.67%
                                                due 8/04/2011                                                           2,177,280
                                    4,692,529   Josten's, Inc. Term Loan B, 7.318% due 10/04/2011                       4,717,249
                                                                                                                  ---------------
                                                                                                                        8,966,329

Diversified Media - 4.4%            5,402,210   Dex Media West, Inc. Term Loan B, 6.48% - 6.73% due 3/09/2010           5,408,963
                                    3,910,488   Liberty Group Operating Term Loan B, 7.25% due 2/28/2012                3,934,197
                                    4,000,000   MGM Holdings II, Inc. Tranche B Term Loan, 7.229%
                                                due 4/08/2012                                                           4,029,500
                                    2,992,500   Merrill Corp. Term Loan, 7.229% - 7.343% due 5/15/2011                  3,020,088
                                   20,000,000   Metro-Goldwyn-Mayer Studios, Inc. Term Loan B, 7.229%
                                                due 4/30/2011                                                          20,147,500
                                    2,156,873   RH Donnelley, Inc. Term Loan D-2, 6.35% - 6.72% due 8/30/2011           2,156,487
                                    3,113,591   Six Flags Theme Parks, Inc. Term Loan B, 7.36% - 7.51% due
                                                6/30/2009                                                               3,136,943
                                                                                                                  ---------------
                                                                                                                       41,833,678

Energy - 0.8%                       5,000,000   EPCO, Inc. Term Loan C, 7.077% - 7.221% due 8/18/2010                   5,054,465
                                    2,500,000   Markwest Energy Operating Co. LLC Term Loan B,
                                                7.319% - 7.36% due 12/29/2010                                           2,506,250
                                                                                                                  ---------------
                                                                                                                        7,560,715

Energy - Exploration &              1,488,750   Carrizo Oil & Gas, Inc. Second Lien Term Loan, 10.979%
Production - 0.3%                               due 7/21/2010                                                           1,527,830
                                    1,250,000   MEG Energy Corp. Term Loan B, 7% due 4/03/2013                          1,259,264
                                                                                                                  ---------------
                                                                                                                        2,787,094

Energy - Other - 1.2%                 818,815   Dresser, Inc. Term Loan C, 7.60% due 4/10/2009                            831,097
                                    2,992,500   Key Energy Services, Inc. Term Loan B, 8.25% - 8.40%
                                                due 6/30/2012                                                           3,017,751
                                    7,000,000   Scorpion Drilling Ltd. Second Lien Term Loan, 12.581%
                                                due 5/05/2015                                                           7,280,000
                                                                                                                  ---------------
                                                                                                                       11,128,848

Financial - 1.7%                    7,000,000   JG Wentworth Manufacturing Term Loan, 8.545% due 4/12/2011              7,091,875
                                    2,000,000   JG Wentworth Manufacturing Term Loan, 8.545% due 4/14/2011              2,026,250
                                    6,982,500   LPL Financial Services, Inc. Term Loan B, 7.96% - 8.229%
                                                due 8/28/2013                                                           7,061,053
                                                                                                                  ---------------
                                                                                                                       16,179,178

Food & Drug - 0.2%                  2,294,250   The Pantry, Inc. Term Loan B, 6.85% due 1/02/2012                       2,309,307

Food & Tobacco - 4.0%               3,000,000   American Seafood Group LLC Delay Draw Term Loan,
                                                6.858% due 9/30/2012                                                    3,018,750
                                    2,860,000   Commonwealth Brands Term Loan, 7.438% due 12/22/2012                    2,881,093
                                    1,377,564   Del Monte Term Loan B, 6.654% due 2/08/2012                             1,384,624
                                    4,365,563   Doane Pet Care Co. Tranche B Term Loan, 6.94% - 7.376%
                                                due 10/24/2012                                                          4,371,019
                                      977,395   Dole Food Co., Inc. Letter of Credit, 4.92% due 4/12/2013                 972,432
                                    1,989,834   Dole Food Co., Inc. Term Loan B, 6.688% - 8.75% due 4/12/2013           1,979,730
                                    6,632,776   Dole Food Co., Inc. Term Loan C, 6.688% - 8.75% due 4/04/2013           6,599,095
                                    2,724,220   Domino's, Inc. Term Loan, 6.438% - 6.46% due 6/25/2010                  2,736,705
                                    3,229,259   Merisant Co. Term Loan B, 9.376% due 1/11/2010                          3,191,583
                                    2,000,000   QCE LLC First Lien Term Loan, 7.31% due 5/05/2013                       2,002,916
                                    8,500,000   QCE LLC Second Lien Term Loan, 10.875% due 11/05/2013                   8,512,393
                                                                                                                  ---------------
                                                                                                                       37,650,340

Gaming - 4.7%                       4,758,075   Ameristar Casinos Term Loan B, 6.50% due 9/09/2012                      4,786,329
                                    3,930,000   Boyd Gaming Corp. Term Loan, 6.479% - 6.61% due 6/30/2011               3,954,071
                                    1,439,578   Global Cash Access LLC Term Loan B, 6.843% due 3/10/2010                1,450,375
                                    4,979,945   MotorCity Casino Term Loan B, 6.85% - 7.214% due 7/21/2012              4,993,640
                                    6,467,500   Penn National Gaming, Inc. Term Loan B, 6.73% - 7.02% due 9/01/2007     6,518,703
                                    5,000,000   Pinnacle Entertainment Term Loan, 7.09% due 12/15/2011                  5,035,625
                                    2,481,250   Trump Entertainment Resorts Holdings LP Term Loan B-1,
                                                7.17% due 5/01/2012                                                     2,507,613
                                    3,982,906   Venetian Casino Resort LLC Delay Draw Term Loan, 6.73%
                                                due 6/15/2011                                                           4,005,620
                                   11,517,094   Venetian Casino Resort LLC Term Loan B, 6.73% due 6/15/2011            11,582,776
                                                                                                                  ---------------
                                                                                                                       44,834,752

Health Care - 4.4%                  1,970,000   Community Health Systems, Inc. Term Loan, 6.85% - 6.97%
                                                due 8/19/2011                                                           1,984,160
                                    6,967,996   DaVita, Inc. Tranche B Term Loan, 6.69% - 7.21% due 10/05/2012          6,974,894
                                    1,592,648   Duloxetine Royalty Term Loan, 9.577% due 10/18/2013                     1,616,538
                                    4,000,000   Fresenius Medical Care AG Term Loan B, 6.403% - 6.479%
                                                due 3/31/2013                                                           3,987,856
                                    1,155,665   Kinetic Concepts, Inc. Term Loan B, 6.73% due 8/11/2010                 1,166,981
                                   13,562,732   LifePoint Hospitals, Inc. Term Loan B, 6.905% due 4/15/2012            13,600,409
                                      641,026   Matria Healthcare, Inc. Bridge Loan, 7.439% due 1/19/2007                 642,228
                                    1,355,577   Matria Healthcare, Inc. Term Loan B, 7.229% - 7.439%
                                                due 1/19/2012                                                           1,364,474
                                    2,971,767   Medical Specialties Group Term Loan, 8.125% due 9/03/2003 (e)(j)           44,577
                                    8,640,135   Medical Specialties Group Term Loan Axel, 8%
                                                due 6/30/2004 (e)(j)                                                      129,602
                                      422,412   Rotech Healthcare, Inc. Term Loan B, 7.98% due 3/31/2008                  426,108
                                    9,885,387   Vanguard Health Systems Term Loan B, 6.95% due 9/23/2011                9,976,520
                                                                                                                  ---------------
                                                                                                                       41,914,347

Housing - 3.2%                      9,999,506   Capital Automotive Term Loan B, 6.78% due 12/16/2010                   10,051,063
                                    2,883,214   Goodman Global Holdings Term Loan, 6.938% due 12/23/2011                2,896,428
                                    4,380,317   Headwaters, Inc. Term Loan B-1, 7.33% due 4/30/2011                     4,407,694
                                    2,421,230   LIONS Gables Realty Term Loan B, 6.82% - 6.86% due 9/30/2006            2,427,535
                                    4,762,869   Lake at Las Vegas Joint Venture First Lien Term Loan,
                                                7.46% - 7.59% due 11/01/2009                                            4,788,384
                                      997,403   NCI Building System Term Loan B, 6.71% due 6/18/2010                    1,002,079
                                    4,912,500   Nortek, Inc. Term Loan, 6.94% due 8/27/2011                             4,938,600
                                                                                                                  ---------------
                                                                                                                       30,511,783

Information Technology - 4.3%      12,920,000   Activant Solutions Term Loan B, 7.188% due 5/02/2013                   12,964,419
                                    7,458,750   Fidelity National Information Solutions, Inc. Term Loan B,
                                                6.83% due 3/09/2013                                                     7,479,142
                                    3,000,000   Stratus Technologies, Inc. First Lien Term Loan, 7.96%
                                                due 3/29/2011                                                           3,044,064
                                    3,970,000   SunGard Data Systems, Inc. Term Loan B, 7.66% due 2/11/2013             4,000,271
                                   12,873,487   Telcordia Technologies, Inc. Term Loan, 7.31% due 9/15/2012            12,860,073
                                                                                                                  ---------------
                                                                                                                       40,347,969

Leisure - 1.1%                      2,000,000   Easton-Bell Sports, Inc. Term Loan B, 6.81% - 6.94%
                                                due 3/27/2012                                                           2,007,500
                                    5,140,000   Mediacom LLC Term Loan C, 6.87% due 1/31/2015                           5,140,000
                                    3,286,107   True Temper Sports, Inc. Term Loan B, 7.88% - 10% due 3/15/2011         3,310,753
                                                                                                                  ---------------
                                                                                                                       10,458,253

Manufacturing - 2.9%                1,488,754   Brand Services, Inc. Tranche 3 Term Loan B,
                                                7.98% - 8.227% due 1/15/2012                                            1,496,819
                                      128,199   Channel Master Holdings, Inc. Revolving Credit, 8.313%
                                                due 11/15/2004 (e)(j)                                                      43,120
                                    1,906,257   Channel Master Holdings, Inc. Term Loan, 9%
                                                due 11/15/2004 (e)(j)                                                     641,177
                                    3,287,398   GenTek, Inc. First Lien Term Loan, 7.33% - 7.66% due 2/28/2011          3,319,759
                                    1,112,675   Invensys International Holdings Ltd. First Lien Term Loan, 8.501%
                                                due 9/04/2009                                                           1,118,239
                                    2,000,000   Invensys International Holdings Ltd. Second Lien Term Loan,
                                                9.431% due 12/04/2009                                                   2,030,000
                                    1,483,877   Johnson Diversey, Inc. Delayed Draw Term Loan, 7.58% - 7.63%
                                                due 12/15/2011                                                          1,498,345
                                   11,940,000   Mueller Group LLC Term Loan B, 7.229% - 9.25% due 10/03/2012           12,059,400
                                    2,389,423   Propex Fabrics, Inc. Term Loan B, 7.34% due 7/31/2012                   2,401,370
                                    3,054,255   Trimas Corp. Term Loan B, 8.375% due 12/31/2009                         3,105,160
                                                                                                                  ---------------
                                                                                                                       27,713,389

Packaging - 2.9%                    3,571,428   Anchor Glass Container Corp. Term Loan B, 7.309%
                                                due 5/03/2013                                                           3,580,357
                                    1,469,333   BWAY Corp. Term Loan B, 7.313% due 6/30/2011                            1,485,863
                                    3,899,182   Berry Plastics Corp. Tranche 2 Term Loan B, 6.84%
                                                due 12/02/2011                                                          3,923,552
                                   10,862,500   Graham Packaging Co. LP Term Loan B, 6.75% - 7.25% due
                                                10/07/2011                                                             10,929,261
                                    1,428,571   Graham Packaging Second Lien Term Loan B, 9.75%
                                                due 4/07/2012                                                           1,457,739
                                      730,099   Owens-Illinois Group, Inc. Term Loan A, 6.85% due 4/01/2007               730,327
                                      394,214   Owens-Illinois Group, Inc. Term Loan B, 6.85% due 4/01/2008               394,707
                                    4,712,914   Owens-Illinois Group, Inc. Tranche Term Loan C, 6.85%
                                                due 4/01/2008                                                           4,715,860
                                                                                                                  ---------------
                                                                                                                       27,217,666

Paper - 2.3%                        3,834,842   Boise Cascade Holdings LLC Tranche D Term Loan, 6.75%
                                                due 10/28/2011                                                          3,859,462
                                    2,992,500   Georgia Pacific Corp. First Lien Term Loan B, 6.88% - 6.979%
                                                due 2/14/2013                                                           3,001,151
                                    3,277,343   Graphic Packaging International, Inc. Term Loan B, 7.137% - 7.75%
                                                due 8/08/2010                                                           3,313,043
                                    3,182,818   SP Newsprint Co. Tranche B-1 Credit Linked Deposit, 5%
                                                due 1/09/2010                                                           3,224,592
                                    1,098,895   SP Newsprint Co. Tranche B-1 Term Loan, 7.34% - 9.25%
                                                due 1/09/2010                                                           1,113,318
                                    2,008,590   Smurfit-Stone Container Corp. Deposit Account, 7.079%
                                                due 11/01/2010                                                          2,022,678
                                    3,076,232   Smurfit-Stone Container Corp. Term Loan B, 7.125% - 7.375%
                                                due 11/01/2011                                                          3,097,808
                                    2,340,801   Smurfit-Stone Container Corp. Term Loan C, 7.125% - 7.313%
                                                due 11/01/2011                                                          2,357,219
                                                                                                                  ---------------
                                                                                                                       21,989,271

Retail - 1.5%                       1,665,825   Advance Stores Co., Inc. Delay Draw Term Loan, 6.50% - 6.688%
                                                due 9/30/2010                                                           1,673,113
                                    1,694,028   American Reprographics Co. Term Loan, 6.83% - 8.75%
                                                due 6/18/2009                                                           1,700,381
                                    3,685,214   General Nutrition Centers, Inc. Tranche B Term Loan, 7.97%
                                                due 12/05/2009                                                          3,715,156
                                    6,882,911   The Neiman Marcus Group, Inc. Term Loan, 7.34% due 4/06/2013            6,949,593
                                                                                                                  ---------------
                                                                                                                       14,038,243

Service - 4.0%                      2,124,000   Alliance Laundry Systems LLC Term Loan, 7.32% due 1/27/2012             2,135,948
                                    7,517,157   Allied Waste North America, Inc. Term Loan, 6.48% - 6.86%
                                                due 1/15/2012                                                           7,525,772
                                    2,922,237   Allied Waste North America, Inc. Tranche A Credit Linked Deposit,
                                                6.38% due 1/15/2012                                                     2,924,893
                                    5,865,525   Buhrmann USA, Inc. Term Loan C, 6.67% - 6.88% due 12/23/2010            5,894,853
                                    4,957,386   Clarke American Term Loan B, 7.92% due 12/15/2011                       5,039,496
                                    5,736,387   Great Lakes Dredge & Dock Corp. Tranche B Term Loan,
                                                8.17% - 8.49% due 12/23/2010                                            5,779,410
                                    7,682,418   Prime Succession, Inc. Term Loan, 5.75% due 8/01/2003 (e)(j)                    1
                                    2,992,500   RGIS Inventory Specialists First Lien Term Loan, 7.479%
                                                due 12/31/2012                                                          2,992,500
                                    2,959,795   US Investigations Service Tranche B Term Loan, 7.43%
                                                due 10/14/2012                                                          2,994,943
                                    1,112,705   US Investigations Service Tranche C Term Loan, 7.43%
                                                due 10/14/2012                                                          1,125,918
                                    1,616,140   United Rentals, Inc. Term Loan, 7.10% due 2/14/2011                     1,627,083
                                      329,825   United Rentals, Inc. Tranche B Credit Linked Deposit, 7.079%
                                                due 2/14/2011                                                             332,058
                                                                                                                  ---------------
                                                                                                                       38,372,875

Steel - 0.0%                       10,162,693   Acme Metals, Inc. Term Loan, 11.75% due 12/01/2005 (e)(j)                       1

Telecommunications - 1.7%           3,000,000   Alaska Communications Systems Holdings, Inc. Incremental Term
                                                Loan, 6.729% due 2/01/2012                                              3,010,125
                                    2,000,000   Alaska Communications Systems Holdings, Inc. Term Loan, 6.729%
                                                due 2/01/2012                                                           2,006,750
                                    7,998,750   Consolidated Communications, Inc. Term Loan D, 6.729% - 6.924%
                                                due 10/14/2011                                                          8,038,744
                                    2,992,500   Time Warner Telecom Term Loan B, 7.48% - 7.82% due 11/30/2010           3,022,425
                                                                                                                  ---------------
                                                                                                                       16,078,044

Transportation - 0.4%               3,744,171   Sirva Worldwide Tranche B Term Loan, 9.52% - 9.59%
                                                due 12/01/2010                                                          3,673,967
                                      468,750   United Air Lines Delay Draw Term Loan, 8.875% due 2/01/2012               475,898
                                                                                                                  ---------------
                                                                                                                        4,149,865

Utility - 5.5%                      2,000,000   AES Corp. Term Loan, 5.69% - 6.75% due 4/30/2008                        2,014,584
                                    3,117,021   Calpine Corp. Delay Draw Term Loan, 8.979% due 12/20/2007               3,197,543
                                    4,606,922   Calpine Corp. Term Loan B, 7.23% due 12/20/2007                         4,662,587
                                    3,299,385   Cogentrix Delaware Holdings, Inc. Term Loan, 6.75%
                                                due 4/15/2012                                                           3,312,101
                                    3,746,341   Covanta Energy Corp. First Lien Letter of Credit, 4.96%
                                                due 6/24/2012                                                           3,754,145
                                    2,684,634   Covanta Energy Corp. First Lien Term Loan, 7.96% - 8.081%
                                                due 6/24/2012                                                           2,690,226
                                    4,100,000   Covanta Energy Corp. Second Lien Term Loan, 10.46% - 10.581%
                                                due 6/24/2013                                                           4,192,250
                                    3,937,500   El Paso Corp. Deposit Account, 4.729% due 11/23/2009                    3,964,023
                                    5,092,500   El Paso Corp. Term Loan, 7.75% due 11/23/2009                           5,128,927
                                    9,900,000   KGen LLC Tranche A Term Loan, 7.604% due 8/05/2011                      9,980,438
                                      989,902   LSP Kendall Energy Term Loan B, 6.979% due 10/07/2013                     989,077
                                      123,027   La Paloma Delay Draw Term Loan, 6.729% due 8/16/2012                      124,119
                                      262,295   La Paloma Letter of Credit, 6.843% due 8/16/2012                          264,623
                                    2,000,000   La Paloma Second Lien Term Loan, 8.479% due 8/16/2013                   2,030,626
                                    1,544,727   La Paloma Term Loan, 6.729% due 8/16/2012                               1,506,109
                                    2,750,000   Metcalf Energy Center LLC Tranche 1 Term Loan, 8.22%
                                                due 5/20/2010                                                           2,791,250
                                    1,212,555   Reliant Energy, Inc. Term Loan, 7.465% due 4/30/2010                    1,215,112
                                                                                                                  ---------------
                                                                                                                       51,817,740

Wireless Communications - 0.9%      3,941,667   Centennial Cellular Operating Co. Term Loan, 7.21% - 7.57%
                                                due 2/09/2011                                                           3,971,229
                                    4,090,909   Nextel Partners, Inc. Term Loan D, 6.32% due 5/31/2012                  4,096,874
                                                                                                                  ---------------
                                                                                                                        8,068,103

                                                Total Senior Secured Floating Rate Loan Interests
                                                (Cost - $832,217,294) - 84.5%                                         800,662,128


                                                Corporate Bonds
Cable - U.S. - 0.1%                   500,000   Intelsat Subsidiary Holding Co. Ltd., 9.614% due 1/15/2012 (a)            506,874

Chemicals - 1.6%                    5,992,000   GEO Specialty Chemicals, Inc., 13.50% due 12/31/2009                    5,213,040
                                    8,000,000   Nova Chemicals Corp., 8.405% due 11/15/2013 (a)                         8,060,000
                                    1,102,853   PCI Chemicals Canada, Inc., 10% due 12/31/2008                          1,151,103
                                                                                                                  ---------------
                                                                                                                       14,424,143

Diversified Media - 0.0%              250,000   Universal City Florida Holding Co. I, 9.899% due 5/01/2010 (a)            258,125

Gaming - 1.0%                       9,000,000   Galaxy Entertainment Finance Co. Ltd., 10.42%
                                                due 12/15/2010 (a)(i)                                                   9,405,000

Information Technology - 0.4%       3,850,000   Sungard Data Systems, Inc., 9.431% due 8/15/2013 (a)(i)                 4,052,125

Leisure - 0.3%                      3,000,000   Felcor Lodging LP, 9.57% due 6/01/2011 (a)                              3,093,750

Paper - 0.7%                        6,000,000   Ainsworth Lumber Co. Ltd., 9.068% due 4/01/2013 (a)(i)                  5,955,000
                                      250,000   Boise Cascade LLC, 7.943% due 10/15/2012 (a)                              251,250
                                      650,000   NewPage Corp., 11.399% due 5/01/2012 (a)                                  706,875
                                                                                                                  ---------------
                                                                                                                        6,913,125

Telecommunications - 1.8%           9,500,000   Qwest Communications International, Inc., 8.67%
                                                due 2/15/2009 (a)                                                       9,666,250
                                      275,000   Qwest Corp., 8.579% due 6/15/2013 (a)                                     296,656
                                    7,000,000   Time Warner Telecom Holdings, Inc., 9.17% due 2/15/2011 (a)             7,105,000
                                                                                                                  ---------------
                                                                                                                       17,067,906

Wireless Communications - 0.0%        250,000   Rogers Wireless Communications, Inc., 8.454% due 12/15/2010 (a)           257,813

                                                Total Corporate Bonds (Cost - $58,722,734) - 5.9%                      55,978,861


                                       Shares
                                         Held   Common Stocks
Chemicals - 0.0%                       39,151   GEO Specialty Chemicals, Inc. (d)                                          78,302

Steel - 0.0%                           51,714   Acme Package Corp. Senior Holdings (d)(h)                                       0

                                                Total Common Stocks (Cost - $0) - 0.0%                                     78,302


                                                Warrants (f)
Paper - 0.0%                               57   Cellu Tissue Holdings, Inc. Series A (expires 9/28/2011)                        0

Utility - 0.0%                          9,115   Reliant Resources (expires 10/25/2008)                                     59,248

                                                Total Warrants (Cost - $1) - 0.0%                                          59,248


                                   Beneficial
                                     Interest   Other Interests (b)
Health Care - 0.0%              $      14,398   MEDIQ Inc. (Preferred Stock Escrow)                                             0

                                                Total Other Interests (Cost - $0) - 0.0%                                        0


                                                Short-Term Securities
                                   51,541,596   Merrill Lynch Liquidity Series, LLC
                                                Cash Sweep Series I, 4.85% (c)(g)                                      51,541,596

                                                Total Short-Term Securities (Cost - $51,541,596) - 5.4%                51,541,596

                                                Total Investments (Cost - $942,481,625**) - 95.8%                     908,320,135
                                                Other Assets Less Liabilities - 4.2%                                   39,573,539
                                                                                                                  ---------------
                                                Net Assets - 100.0%                                               $   947,893,674
                                                                                                                  ===============


  * Senior Secured Floating Rate Loan Interests in which the Trust invests generally pay interest at rates that are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major
    European banks, such as LIBOR (London InterBank Offered Rate),
    (ii) the prime rate offered by one or more major U.S. banks or
    (iii) the certificate of deposit rate.

 ** The cost and unrealized appreciation (depreciation) of investments as of May 31, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                 $    942,481,625
                                                   ================
    Gross unrealized appreciation                  $      5,802,774
    Gross unrealized depreciation                      (39,964,264)
                                                   ----------------
    Net unrealized depreciation                    $   (34,161,490)
                                                   ================


(a) Floating rate note.

(b) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(c) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net              Interest
    Affiliate                                   Activity            Income

    Merrill Lynch Liquidity Series, LLC
    Cash Sweep Series I                     $  (78,162,160)     $   2,751,603


(d) Non-income producing security.

(e) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(f) Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(g) Represents the current yield as of 5/31/2006.

(h) Restricted security as to resale, representing 0.0% of net assets, was as follows:


                                          Acquisition
    Issue                                     Date         Cost      Value

    Acme Package Corp. Senior Holdings     11/25/2002     $    -     $    -


(i) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(j) As a result of bankruptcy proceedings, the issuer did not repay the principal amount of the security upon maturity.

o For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Senior Floating Rate Fund, Inc. and
Master Senior Floating Rate Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Senior Floating Rate Fund, Inc. and
       Master Senior Floating Rate Trust


Date: July 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Senior Floating Rate Fund, Inc. and
       Master Senior Floating Rate Trust


Date: July 21, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Senior Floating Rate Fund, Inc. and
       Master Senior Floating Rate Trust


Date: July 21, 2006